Financial Instruments by Category - Schedule of Financial Assets and Receivables and Financial Liabilities (Details) - Financial assets at amortised cost, class [member] - Financial liabilities at amortised cost, class [member] - USD ($)
	Mar. 31, 2026	Mar. 31, 2025
Financial assets measured at amortized cost
Total financial assets measured at amortized cost	$ 5,502,994	$ 6,708,555
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	2,913,986	9,509,157
Trade and other receivables [Member]
Financial assets measured at amortized cost
Trade and other receivables	1,847,204	1,260,935
Amounts due from related parties [Member]
Financial assets measured at amortized cost
Amounts due from related parties	72,033	1,053,708
Loans to related parties [Member]
Financial assets measured at amortized cost
Loans to related parties		4,291,215
Cash and bank balances [Member]
Financial assets measured at amortized cost
Cash and cash equivalents	3,583,757	102,697
Trade and other payables [Member]
Financial liabilities measured at amortized cost
Trade and other payables	2,826,354	4,252,009
Lease liabilities [Member]
Financial liabilities measured at amortized cost
Lease liabilities	87,632	168,548
Borrowings [Member]
Financial liabilities measured at amortized cost
Borrowings		$ 5,088,600